OTHER INCOME, NET	6 Months Ended
Jun. 30, 2023
Other Income and Expenses [Abstract]
OTHER INCOME, NET	OTHER INCOME, NET
Included in other income, net, in Dole’s condensed consolidated statements of operations were the following items:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022

	(U.S. Dollars in thousands)
Rental income	$2,119	$3,975	$4,704	$8,099
Unrealized (loss) gain on foreign currency denominated borrowings	(1,052)	5,814	(3,347)	7,305
Realized gain on fair value hedges	490	—	468	—
Unrealized (loss) on fair value hedges	(616)	(1)	(100)	(1)
Non-cash realized gain on foreign currency denominated borrowings	—	—	—	1,029
Gain (loss) on investments	70	(1,939)	867	(3,608)
Non-service components of net periodic pension benefit (costs)	226	249	(397)	2,499
(Loss) gain on contingent consideration	(18)	(16)	37	(41)
Other	(90)	20	672	(4,716)
Other income, net	$1,129	$8,102	$2,904	$10,566